September 30, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:    Mr. Keith O'Connell
         Document Control - EDGAR

Re:      AXP Money Market Series, Inc.
              AXP Cash Management Fund
         File No. 2-54516/811-2591

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 56 (Amendment). This Amendment was filed electronically on September 25, 2003.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at 612-671-2403 or me at 612-671-7981.


Sincerely,




/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Vice President and Group Counsel
    American Express Financial Corporation